Stock-Based Compensation (Details Narrative 1) - USD ($)											3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 01, 2016	Apr. 18, 2016	Apr. 02, 2016	Jan. 06, 2016	Jan. 02, 2016	Dec. 10, 2015	Oct. 26, 2015	Oct. 02, 2015	Jul. 02, 2015	Apr. 02, 2015	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Oct. 24, 2015
Compensation expense											$ 17,000	$ 5,000		$ 28,000	$ 13,000	$ 18,000	$ 543,000
Non-cash compensation expense														$ 374,335	363,604	$ 524,841	2,953,969
Unrecognized compensation expense weighted average period														2 years 6 months		2 years
Restricted Stock Units (RSUs) [Member] | Advisor [Member]
Number of shares granted		7,000
Share price (in dollars per share)		$ 0.80
Compensation expense																$ 5,600
Restricted Stock Units (RSUs) [Member] | Ms. Jennifer Calabrese [Member]
Number of shares granted					5,208					5,200
Description of vesting rights					Vested monthly over a three-month period through March 31, 2016, subject to continued service on each applicable vesting date.					Vested monthly over a three-month period through June 30, 2015, subject to continued service on each applicable vesting date.
Description of awards terms					No voting or dividend rights.					No voting or dividend rights.
Share price (in dollars per share)					$ 1.23					$ 1.03
Compensation expense																6,000	$ 5,000
Expiration period					3 months
Restricted Stock Units (RSUs) [Member] | Ms. Jennifer Calabrese [Member] | We Sell Cellular LLC [Member]
Number of common shares issued										5,200
Restricted Stock Units (RSUs) [Member] | Director [Member]
Number of shares granted				250,000
Description of vesting rights				Vest in two equal annual increments, subject to continued service on each vesting date, with the first vesting date being one year from the grant date, and full vesting upon a change in control.
Description of awards terms				No voting or dividend rights.
Share price (in dollars per share)				$ 1.23
Compensation expense																$ 154,000
Expiration period				3 years
Aggregate grant date fair value				$ 308,000
Restricted Stock Units (RSUs) [Member] | Advisor [Member]
Number of shares granted																18,000
Compensation expense																$ 16,000
Restricted Stock Units (RSUs) [Member] | Advisor [Member] | Minimum [Member]
Share price (in dollars per share)											$ 0.60			$ 0.60		$ 0.51	$ 1.00
Restricted Stock Units (RSUs) [Member] | Advisor [Member] | Maximum [Member]
Share price (in dollars per share)											$ 0.85			$ 0.85
Restricted Stock Units (RSUs) [Member] | Ms. Jennifer Calabrese [Member]
Number of shares granted			6,433
Description of vesting rights			Vested monthly over a three-month period through June 30, 2016, subject to continued service on each applicable vesting date.
Description of awards terms			No voting or dividend rights.
Share price (in dollars per share)			$ 1.15
Compensation expense																$ 7,000
Restricted Stock Units (RSUs) [Member]
Non-cash compensation expense											$ 115,000	$ 87,000		$ 346,000	$ 351,000
Toatal unrecognized compensation expense											367,000			$ 367,000
Unrecognized compensation expense weighted average period														2 years 6 months
Restricted Stock Units (RSUs) [Member] | Advisor [Member]
Number of shares granted														18,000
Compensation expense											3,700			$ 12,900
Aggregate grant date fair value											$ 12,900			$ 12,900
Restricted Stock Units (RSUs) [Member] | Ms. Jennifer Calabrese [Member]
Number of shares granted													6,000
Compensation expense																6,000
Restricted Stock Units (RSUs) [Member] | Ms. Jennifer Calabrese [Member] | Minimum [Member]
Share price (in dollars per share)													$ 0.90
Restricted Stock Units (RSUs) [Member] | Ms. Jennifer Calabrese [Member] | Maximum [Member]
Share price (in dollars per share)													$ 1.00
Restricted Stock Units (RSUs) [Member] | Ms. Jennifer Calabrese [Member]
Number of shares granted	6,379
Description of vesting rights	Vested monthly over a three-month period through September 30, 2016, subject to continued service on each applicable vesting date.
Description of awards terms	No voting or dividend rights.
Share price (in dollars per share)	$ 0.90
Compensation expense																$ 6,000
Restricted Stock Units [Member]
Number of shares granted														20,000		301,020
Non-cash compensation expense																$ 507,000	$ 2,411,000
Toatal unrecognized compensation expense																$ 699,000
Unrecognized compensation expense weighted average period																1 year 7 months 6 days
Restricted Stock Units [Member] | Executive Chairman and Chief Executive Officer [Member]
Number of shares granted							150,000
Share price (in dollars per share)																		$ 0.77
Compensation expense																	231,000
Restricted Stock Units [Member] | Mr. Nik Raman | We Sell Cellular LLC [Member]
Number of shares granted							350,000
Description of vesting rights							Vest annually over three years, subject to continued service on each applicable vesting date.
Description of awards terms							No voting or dividend rights.
Share price (in dollars per share)							$ 0.77
Compensation expense							$ 269,500									$ 90,000	15,000
Expiration period							3 years
Restricted Stock Units [Member] | Employees [Member]
Number of shares granted						125,000
Description of vesting rights						Vest quarterly over a three years, subject to continued service on each applicable vesting date.
Description of awards terms						No voting or dividend rights.
Share price (in dollars per share)						$ 1.28
Compensation expense						$ 160,000										53,000	4,000
Restricted Stock Units (RSUs) [Member] | Ms. Jennifer Calabrese [Member]
Number of shares granted									5,384
Description of vesting rights									Vested monthly over a three-month period through September 30, 2015, subject to continued service on each applicable vesting date.
Description of awards terms									No voting or dividend rights.
Share price (in dollars per share)									$ 1.25
Compensation expense																	7,000
Restricted Stock Units (RSUs) [Member] | Ms. Jennifer Calabrese [Member] | We Sell Cellular LLC [Member]
Number of common shares issued									5,384
Restricted Stock Units (RSUs) [Member] | Ms. Jennifer Calabrese [Member]
Number of shares granted								8,235
Description of vesting rights								Vested monthly over a three-month period through September 30, 2015, subject to continued service on each applicable vesting date.
Description of awards terms								No voting or dividend rights.
Share price (in dollars per share)								$ 0.76
Compensation expense																	6,000
Restricted Stock Units (RSUs) [Member] | Ms. Jennifer Calabrese [Member] | We Sell Cellular LLC [Member]
Number of common shares issued								8,235
Restricted Stock Units (RSUs) [Member] | Employees [Member]
Number of shares granted						475,000
Description of vesting rights						135,000 shares were fully vested on the date of grant. The remaining 340,000 shares of common stock vest quarterly over three years, subject to continued service on each applicable vesting date.
Share price (in dollars per share)						$ 1.28
Compensation expense						$ 608,000										$ 145,000	$ 185,000